Sale of Vila Nova	12 Months Ended
Dec. 31, 2020
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Sale of Vila Nova
32. Sale of Vila Nova
In June 2019, management committed to a plan to sell its Vila Nova iron ore mine in Brazil, which was placed on care and maintenance in late 2014 pending a recovery in iron ore prices. Accordingly, the mine was presented as a disposal group held for sale.
As at December 31, 2019, the disposal group was stated at fair value less costs to sell and comprised the following assets and liabilities.

December 31, 2019

Cash	$67
Accounts receivable and other	714
Property, plant and equipment and iron ore inventory	11,690
Assets held for sale	$12,471

Accounts payable and accrued liabilities	$24
Asset retirement obligations	4,233
Liabilities associated with assets held for sale	$4,257

In September 2020, the Company sold Vila Nova for proceeds of $10,000. As at the date of sale, Vila Nova assets held for sale were $11,800 and liabilities associated with assets held for sale were $4,251, resulting in a gain on disposition of $2,451 recorded in other income.